Consolidated Balance Sheets (USD $)	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011
Current assets
Cash	$ 5,641,627	$ 527	$ 25,878	$ 646
Note receivable - related party	0	163,829	832,454	407,004
Interest receivable - related party	0	3,341	31,547	7,111
Inventory	223,000	223,000	0	0
Due from related party	0	183,346	0	0
Deferred financing, net	0	146,037	76,507	51,028
Other current assets	119,800	95,469	102,175	100,000
Total current assets	5,984,427	815,549	1,068,561	565,789
Non-current assets
Fixed assets	275,717	275,717	0	0
Intangible assets, net	10,047	12,705	0	0
Total non-current assets	285,764	288,422	0	0
Total Assets	6,270,191	1,103,971	1,068,561	565,789
Current liabilities:
Accounts payable and accrued expenses	645,696	188,346	107,022	186,764
Accounts payable and accrued expenses - related party	1,122,839	807,001	2,140	2,140
Convertible notes payable, current portion	657,500	3,732,500	2,138,188	1,160,814
Note payable - related party	234,700	0
Interest payable	98,718	380,575	110,124	51,817
Warrant derivative liability	102,917	157,761	0	0
Total current liabilities	2,862,370	5,266,183	2,357,474	1,401,535
Non-current liabilities:
Convertible notes payable, less current portion		0	0	54,958
Total non-current liabilities		0	0	54,958
Total Liabilities		5,266,183	2,357,474	1,456,493
Commitments and Contingencies (Note 11)
Stockholders' deficit:
Preferred stock, $0.001 par value; 20,000,000 shares authorized; none issued and outstanding	0	0	0	0
Common stock, $0.001 par value, 200,000,000 shares authorized; 6,666,667, 5,880,667 and 5,880,667 shares issued and outstanding, June 30, 2013 and 2012 and December 31, 2011, respectively	14,617	6,667	35,284	35,284
Common stock subscribed		0	(35,284)	(35,284)
Additional paid-in capital	19,134,897	3,847,591	100	100
Deficit accumulated during the development stage	(15,741,693)	(8,016,470)	(1,289,013)	(890,804)
Total stockholders' deficit	3,407,821	(4,162,212)	(1,288,913)	(890,704)
Total Liabilities and Stockholders' Deficit	$ 6,270,191	$ 1,103,971	$ 1,068,561	$ 565,789